CONDENSED INTERIM CONSOLIDATED STATEMENTS OF CASH FLOWS (Unaudited) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Cash flows from operating activities:
Net income	$ 6,229	$ 4,462
Adjustments required to reconcile net income to net cash (used in) provided by operating activities:
Depreciation and amortization	5,681	7,322
Stock-based compensation of options and RSUs	1,293	488
Accrued severance pay, net	382	47
Deferred income taxes, net	1,385	(29)
Decrease in trade receivables, net	2,506	15,089
(Increase) decrease in contract assets	(232)	14,380
Increase in other assets and receivables	(29)	(9,147)
(Increase) decrease in inventories, net	(6,137)	332
Increase (decrease) in trade payables	3,933	(11,634)
Decrease in accrued expenses	(7,076)	(1,980)
Decrease in advances from customers and deferred revenues	(8,405)	(4,980)
Decrease in advances from customers held by trustees		(1,478)
Increase (decrease) in other liabilities	(1,950)	5,562
Net cash (used in) provided by operating activities	(2,420)	18,434
Cash flows from investing activities:
Purchase of property and equipment	(3,587)	(5,014)
Net cash used in investing activities	(3,587)	(5,014)
Cash flows from financing activities:
Proceeds from exercise of stock option and restricted stock units	375	573
Dividend payment	(24,864)
Repayment of long-term loans	(4,231)	(4,249)
Net cash used in financing activities	(28,720)	(3,676)
Effect of exchange rate changes on cash, cash equivalents and restricted cash	21	(709)
Increase (decrease) in cash, cash equivalents and restricted cash	(34,706)	9,035
Cash, cash equivalents and restricted cash at the beginning of the period	104,204	86,757
Cash, cash equivalents and restricted cash at the end of the period	69,498	95,792
Cash paid during the period for:
Interest	320	398
Income taxes	640	2,495
Non-cash transactions:
Purchases of property and equipment that were not paid for and reclassification from inventories to property and equipment	$ 2,349	$ 1,768